Note 6 - Vessels, Net (Details Textual) $ in Thousands	6 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)
Gain (Loss) on Sale Vessels	$ (3,638)	$ 0
Vessel Held For Sale	7,035		$ 6,256
Gain (Loss) on Assets Held for Sale	$ (2,732)	$ 0
Number of Vessels Provided as Collaterals to Secure Loans	46
Carrying Value of Vessels Provided as Collaterals to Secure Loans	$ 1,636,384
Number of Vessels Under Sale and Leaseback Transactions	7
Marina Vessel [Member]
Vessels, Disposal Price	$ 4,670
Gain (Loss) on Sale Vessels	(3,638)
MSC Mandraki [Member]
Vessel Held For Sale	7,035
Gain (Loss) on Assets Held for Sale	$ (2,732)